Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
10.	Long-term Debt

Term Loans		Original	December 31,	Movement in 2012		December 31,
Issue Date	Maturity Date	amount	2011	Additions	Repayments	2012
December 5, 2005	May 30, 2016	100,067,500	46,831,735	-	(6,409,852)	40,421,883
May 17, 2006	May 9, 2016	79,850,000	27,297,823	-	(4,797,823)	22,500,000
June 6, 2006	June 28, 2016	6,580,000	3,184,720	-	(473,760)	2,710,960
June 21, 2007	December 21, 2017	49,875,000	34,600,514	-	(3,755,500)	30,845,014
February 12, 2008	February 19, 2020	40,250,000	29,375,000	-	(2,500,000)	26,875,000
July 30, 2008	November 4, 2020	33,240,000	27,423,000	-	(1,939,000)	25,484,000
Octrober 9, 2008	October 9, 2020	29,437,000	24,285,502	-	(14,075,502)	10,210,000
January 30, 2009	July 20, 2016	45,000,000	40,750,000	-	(3,400,000)	37,350,000
February 18, 2009	July 5, 2014	32,200,000	26,130,423	-	(2,514,164)	23,616,259
February 19, 2009	July 14, 2019	29,250,000	23,850,000	-	(1,770,000)	22,080,000
June 25, 2009	July 2, 2014	26,700,000	19,589,464	-	(2,155,268)	17,434,196
February 1, 2011	September 1, 2018	49,400,000	47,750,000	-	(3,300,000)	44,450,000
March 1, 2011	June 20, 2020	43,250,000	-	43,250,000	(1,875,000)	41,375,000
Total			351,068,181	43,250,000	(48,965,869)	345,352,312
Current portion of long-term debt			33,166,887			35,787,544
Current portion of long-term debt associated with vessel held for sale			791,823			-
Long term debt			317,109,471			309,564,768

On February 1, 2011, the Company entered into a term loan with a bank to partially finance the acquisition of the three under construction LPG carriers, named “Gas Elixir” (formerly Hull “K422”), “Gas Cerberus” (formerly Hull “K423”) and “Gas Myth”, (formerly Hull “K421”), respectively, by three of the Company’s wholly owned subsidiaries. The term loan was drawn down in three tranches upon the delivery of each vessel. The first tranche amounting to $16,500,000 was drawn down on March 1, 2011, the second tranche amounting to $16,400,000 was drawn down on April 20, 2011, and the third tranche amounting to $16,500,000 was drawn down on September 23, 2011.

On March 1, 2011, the Company entered into a term loan with a bank to partially finance the acquisition of the two under construction LPG carriers, Gas Esco (formerly Hull “K424”) and Gas Husky, (formerly Hull “K425”). The term loan was drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $21,750,000 was drawn down on January 12, 2012 and the second tranche of $21,500,000 was drawn down on June 21, 2012.

On April 8, 2011, the Company entered into a supplemental agreement on waiver and amendment terms for the term loan dated February 12, 2008 providing for a waiver of certain covenants. This agreement, among other things: (i) reduces from May 18, 2011 the applicable margin for the duration of this facility to 1.9% (ii) reduced the aggregate market value covenant contained in the loan agreement from November 18, 2010 through March 31, 2012 to 110% of the outstanding facility and thereafter 125% (iii) requires the repayment of $1,500,000 which was made on May 19, 2011 reducing the balloon payment to $9,375,000 due in February 2020. On July 6, 2012, the Company entered into a supplemental agreement for the same loan. This agreement: (i) required the repayment of a quarterly installment amounting to $625,000 in August 2012 previously due in November 2012, (ii) reduces the aggregate market value covenant contained in the loan agreement through June 30, 2013 to 110% of the outstanding facility and thereafter 125%. The quarterly installment was paid on August 20, 2012.

On February 29, 2012, an amount of $791,823 was repaid on the Company’s term loan dated May 17, 2006 from the proceeds of the sale of its vessel Gas Tiny (Note 6).

On May 10, 2012, an amount of $12,826,919 was repaid on the Company’s term loan dated October 9, 2008 from the proceeds of the sale of its vessel “Gas Kalogeros” (Note 6).

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity. They are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage which varies from 110% to 130% of the amounts outstanding as defined in the term loans, the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets, the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1, and that at least 15% of the Company is to always be owned by members of the Vafias family. The Company should also maintain on a monthly basis, a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $1,300,000 in the earnings account with the Banks. Dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of December 31, 2012 are based on Libor plus a margin which varies from 0.70% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended December 31, 2010: 2.20%

Year ended December 31, 2011: 2.23%

Year ended December 31, 2012: 2.39%

Bank loan interest expense for the above loans for the years ended December 31, 2010, 2011 and 2012 amounted to $7,418,572, $7,864,282 and $9,035,248, respectively. Of these amounts, for the years ended December 31, 2010, 2011 and 2012, the amounts of $556,314, $557,565 and $281,484, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the accompanying consolidated statements of income.

At December 31, 2012, the Company was in compliance with the original covenants or had waivers that supplemented the original covenants such that the Company was in compliance.  As was discussed earlier, the Company obtained a waiver on July 6, 2012, reducing the required value-to-loan ratio from 125% to 110% until June 30, 2013 for the term loan dated February 12, 2008, under which a total of $26,875,000 was outstanding as of December 31, 2012. Value-to-loan ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, upon receiving written notice of non-compliance from lenders, value-to-loan shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. Management has the intent and the ability to cure the shortfall in the event that the Company is still not in compliance with this covenant upon the expiry of the existing waiver, by providing additional collateral to its lenders in the form of cash in the total amount of approximately $3,700,000 which has been classified as restricted cash as of December 31, 2012. Therefore this term loan, excluding the current portion of scheduled loan repayments, has not been classified as current liabilities on the Company’s consolidated balance sheet.

There was no available undrawn amount under the Company's loan facilities at December 31, 2012.

The annual principal payments to be made, for the thirteen loans, after December 31, 2012 are as follows:

December 31,	Amount

2013	35,787,544
2014	67,499,135
2015	32,231,626
2016	76,293,507
2017	28,461,500
Thereafter	105,079,000
Total	345,352,312

Commitment Letter: On September 6, 2012 the Company signed a commitment letter with a bank institution to partially finance the acquisition of four under construction LPG carriers, named “STX 5065”, “STX 5066”, “STX 5069” and “STX 5071”, in an amount equal to (i) the lesser of $67,200,000 or 70% of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of $62,500,000 or 65% of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan will be drawn down in four tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty eight consecutive quarterly installments plus a balloon payment payable together with the last installment.